Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances with central banks	€ 75,565	€ 70,353
Loans and advances to banks	50,080	21,770
Financial assets at fair value through profit or loss	152,486	137,580
Financial assets at fair value through other comprehensive income	49,846	46,389
Securities at amortised cost	53,805	50,273
Loans and advances to customers	693,285	683,611
Investments in associates and joint ventures	1,536	1,679
Property and equipment	2,418	2,434
Intangible assets	1,409	1,334
Current tax assets	489	485
Deferred tax assets	771	1,001
Other assets	9,285	6,945
Total assets	1,090,974	1,023,856
Liabilities
Deposits from banks	20,891	16,723
Customer deposits	738,028	691,661
Financial liabilities at fair value through profit or loss	93,524	86,900
Current tax liabilities	359	276
Deferred tax liabilities	1,400	1,209
Provisions	765	774
Other liabilities	15,104	12,369
Debt securities in issue	151,016	142,367
Subordinated loans	16,566	17,878
Total liabilities	1,037,653	970,158
Equity
Share capital and share premium	17,148	17,148
Other reserves	(3,158)	(687)
Retained earnings	38,300	36,243
Shareholders’ equity (parent)	52,290	52,703
Non-controlling interests	1,031	995
Total equity	53,321	53,698
Total liabilities and equity	€ 1,090,974	€ 1,023,856